Financial instruments by category (Tables)	12 Months Ended
Dec. 31, 2020
Financial instruments by category [Abstract]
Disclosure of financial assets
The PagSeguro Group classifies its financial instruments into the following categories:

	December 31, 2020	December 31, 2019
Financial assets
Amortized cost:
Cash and cash equivalents	1,640,065	1,403,955
Accounts receivables	16,076,540	10,507,122
Other receivables	164,805	84,099
Judicial deposits	7,449	5,651
Investment	16,400	1,500

Fair value through other comprehensive income
Financial investments	979,837	1,349,666
	18,885,096	13,351,993

	December 31, 2020	December 31, 2019
Financial liabilities
Amortized cost:
Payables to third parties	10,101,510	5,326,290
Trade payables	335,539	256,281
Trade payables to related parties	58,336	22,187
Other liabilities	159,198	4,579
Deferred revenue	213,555	68,550
Deposits	766,086	—
Fair value through profit or loss
Contingent consideration (included in other liabilities)	—	15,800
	11,645,255	5,693,687

Disclosure of financial liabilities
The PagSeguro Group classifies its financial instruments into the following categories:

	December 31, 2020	December 31, 2019
Financial assets
Amortized cost:
Cash and cash equivalents	1,640,065	1,403,955
Accounts receivables	16,076,540	10,507,122
Other receivables	164,805	84,099
Judicial deposits	7,449	5,651
Investment	16,400	1,500

Fair value through other comprehensive income
Financial investments	979,837	1,349,666
	18,885,096	13,351,993

	December 31, 2020	December 31, 2019
Financial liabilities
Amortized cost:
Payables to third parties	10,101,510	5,326,290
Trade payables	335,539	256,281
Trade payables to related parties	58,336	22,187
Other liabilities	159,198	4,579
Deferred revenue	213,555	68,550
Deposits	766,086	—
Fair value through profit or loss
Contingent consideration (included in other liabilities)	—	15,800
	11,645,255	5,693,687